Calvert
Short Duration Income Fund
June 30, 2022
Schedule of Investments (Unaudited)

Asset-Backed Securities — 20.7%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$2,887	$ 2,846,014
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88%, 8/15/25(1)	5,045	4,982,856
Amur Equipment Finance Receivables IX, LLC, Series 2021-1A, Class A2, 0.75%, 11/20/26(1)	2,588	2,511,465
Avant Credit Card Master Trust, 1A, Class A, 1.37%, 4/15/27(1)	5,800	5,302,336
BHG Securitization Trust:
Series 2021-B, Class A, 0.90%, 10/17/34(1)	3,644	3,455,643
Series 2021-B, Class B, 1.67%, 10/17/34(1)	4,500	4,016,786
Series 2022-B, Class A, 3.75%, 6/18/35(1)	3,000	2,981,628
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	3,293	3,026,013
Chase Auto Credit Linked Notes, Series 2021-1, Class B, 0.875%, 9/25/28(1)	7,105	6,902,357
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	10,303	9,998,421
Cologix Data Centers US Issuer, LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	14,080	12,977,871
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	12,235	11,116,608
Conn's Receivables Funding, LLC:
Series 2021-A, Class B, 2.87%, 5/15/26(1)	8,955	8,690,781
Series 2021-A, Class C, 4.59%, 5/15/26(1)	7,695	7,321,977
Consumer Loan Underlying Bond (CLUB) Credit Trust, Series 2020-P1, Class C, 4.61%, 3/15/28(1)	4,777	4,693,066
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	6,085	5,432,677
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	5,250	4,519,442
Series 2021-1A, Class B, 2.355%, 4/15/49(1)	3,000	2,584,122
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	1,499	1,280,073
Diamond Issuer, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	13,011	11,461,387
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	5,544	5,484,569
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	5,465	5,252,220
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	5,431	5,252,279
Series 2019-1A, Class C, 5.219%, 7/26/49(1)	2,000	1,904,106
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(2)	6,835	6,201,717
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	7,670	6,866,465
Series 2022-GT1, Class A, 6.19%, 4/25/27(1)	4,447	4,330,568
GoodLeap Sustainable Home Solutions Trust:
Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	1,805	1,571,604
Series 2022-2CS, Class A, 4.00%, 4/20/49(1)	10,203	9,672,566
Security	Principal Amount (000's omitted)	Value
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	$4,797	$ 4,371,798
Helios Issuer, LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	3,131	2,866,377
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	3,944	3,497,294
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	3,975	3,464,693
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)	4,460	4,322,900
Series 2021-3, Class B, 0.76%, 2/26/29(1)	4,019	3,885,052
Series 2021-3, Class C, 0.86%, 2/26/29(1)	1,844	1,766,685
Series 2021-3, Class D, 1.009%, 2/26/29(1)	1,788	1,711,288
Series 2021-3, Class E, 2.102%, 2/26/29(1)	1,142	1,098,481
Lendingpoint Asset Securitization Trust:
Series 2021-B, Class A, 1.11%, 2/15/29(1)	2,137	2,097,043
Series 2022-A, Class A, 1.68%, 6/15/29(1)	11,681	11,501,669
Series 2022-B, Class A, 4.77%, 10/15/29(1)	5,000	4,972,185
LL ABS Trust:
Series 2021-1A, Class A, 1.07%, 5/15/29(1)	1,937	1,869,017
Series 2022-1A, Class A, 3.76%, 11/15/29(1)	7,203	7,135,641
Lunar Aircraft, Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	811	638,852
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	491	380,752
Marlette Funding Trust:
Series 2018-2A, Class C, 4.37%, 7/17/28(1)	299	298,897
Series 2019-4A, Class C, 3.76%, 12/17/29(1)	3,000	2,946,694
Series 2021-1A, Class B, 1.00%, 6/16/31(1)	5,100	4,998,997
Mosaic Solar Loan Trust:
Series 2018-1A, Class B, 2.00%, 6/22/43(1)	4,269	3,861,670
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	2,477	2,300,147
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	871	803,548
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	4,306	3,736,930
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	3,290	2,905,762
Series 2021-1A, Class A, 1.51%, 12/20/46(1)	2,126	1,835,600
Series 2021-1A, Class B, 2.05%, 12/20/46(1)	4,365	3,773,548
Series 2021-3A, Class A, 1.44%, 6/20/52(1)	6,422	5,525,481
MVW, LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	602	565,218
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	6,732	5,873,390
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)	1,555	1,419,423
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	13,127	12,278,136
Octane Receivables Trust, Series 2022-1, Class A2, 4.18%, 3/20/28(1)	6,071	6,044,284
Oportun Funding, LLC, Series 2022-1, Class A, 3.25%, 6/15/29(1)	8,415	8,303,087

Calvert
Short Duration Income Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	$2,279	$ 2,115,152
Series 2021-B, Class B, 1.96%, 5/8/31(1)	2,687	2,469,767
Series 2021-C, Class A, 2.18%, 10/8/31(1)	16,430	15,212,268
Series 2021-C, Class B, 2.67%, 10/8/31(1)	11,238	10,299,382
Pagaya AI Debt Selection Trust:
Series 2021-1, Class A, 1.18%, 11/15/27(1)	2,265	2,217,015
Series 2021-2, 3.00%, 1/25/29(1)	6,004	5,692,358
Series 2021-3, Class A, 1.15%, 5/15/29(1)	9,208	8,957,196
Series 2021-3, Class B, 1.74%, 5/15/29(1)	14,249	13,285,066
Series 2021-3, Class C, 3.27%, 5/15/29(1)	3,250	3,021,256
Series 2021-5, Class B, 2.63%, 8/15/29(1)	8,642	8,073,260
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	5,723	5,444,100
Planet Fitness Master Issuer, LLC, Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	3,429	3,348,189
PNMAC FMSR Issuer Trust, Series 2018-FT1, Class A, 3.974%, (1 mo. USD LIBOR + 2.35%), 4/25/23(1)(3)	2,250	2,227,161
PNMAC GMSR Issuer Trust, Series 2022-GT1, Class A, 5.176%, (30-day average SOFR + 4.25%), 5/25/27(1)(3)	4,820	4,809,262
Prodigy Finance CM DAC, Series 2021-1A, Class A, 2.874%, (1 mo. USD LIBOR + 1.25%), 7/25/51(1)(3)	2,304	2,265,585
Purchasing Power Funding, LLC, Series 2021-A, Class A, 1.57%, 10/15/25(1)	7,760	7,442,822
ServiceMaster Funding, LLC, Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	3,129	2,707,207
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	13,893	13,003,728
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	16,933	15,737,543
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	33,055	32,816,217
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	2,720	2,617,434
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	3,000	2,757,452
Sunnova Helios II Issuer, LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)	1,124	982,730
Series 2021-A, Class B, 3.15%, 2/20/48(1)	2,560	2,181,211
Series 2021-B, Class B, 2.01%, 7/20/48(1)	8,324	7,337,438
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)	8,610	7,868,466
Sunrun Demeter Issuer, LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	1,961	1,648,815
Theorem Funding Trust:
Series 2021-1A, Class A, 1.21%, 12/15/27(1)	6,951	6,795,748
Series 2021-1A, Class B, 1.84%, 12/15/27(1)	5,446	4,996,879
Series 2022-1A, Class A, 1.85%, 2/15/28(1)	8,703	8,537,019
Upstart Securitization Trust:
Series 2020-1, Class C, 4.899%, 4/22/30(1)	6,316	6,179,555
Series 2020-3, Class C, 6.25%, 11/20/30(1)	4,700	4,608,766
Security	Principal Amount (000's omitted)	Value
Upstart Securitization Trust: (continued)
Series 2021-2, Class B, 1.75%, 6/20/31(1)	$3,100	$ 2,916,829
Series 2021-3, Class A, 0.83%, 7/20/31(1)	3,041	2,953,791
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	5,655	5,500,624
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	10,045	8,761,594
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	3,661	3,280,444
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	6,857	5,800,278
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	674	538,813
Series 2020-A, Class C, 6.657%, 3/15/45(1)	1,117	735,695
Total Asset-Backed Securities (identified cost $571,063,358)		$533,832,271

Collateralized Mortgage Obligations — 4.1%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 2.676%, (30-day average SOFR + 1.75%), 3/25/31(1)(3)	$1,729	$ 1,730,058
Series 2021-1A, Class M1B, 3.126%, (30-day average SOFR + 2.20%), 3/25/31(1)(3)	2,360	2,278,164
Series 2021-1A, Class M1C, 3.876%, (30-day average SOFR + 2.95%), 3/25/31(1)(3)	670	658,552
Series 2021-2A, Class M1A, 2.126%, (30-day average SOFR + 1.20%), 6/25/31(1)(3)	5,348	5,269,543
Series 2021-2A, Class M1B, 2.426%, (30-day average SOFR + 1.50%), 6/25/31(1)(3)	4,750	4,445,610
Series 2021-3A, Class A2, 1.926%, (30-day average SOFR + 1.00%), 9/25/31(1)(3)	5,245	5,182,335
Series 2021-3A, Class M1A, 1.926%, (30-day average SOFR + 1.00%), 9/25/31(1)(3)	4,000	3,970,338
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2018-DNA1, Class M2AT, 2.674%, (1 mo. USD LIBOR + 1.05%), 7/25/30(3)	1,686	1,687,323
Series 2019-DNA4, Class M2, 3.574%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(3)	571	569,871
Series 2019-HQA2, Class B1, 5.724%, (1 mo. USD LIBOR + 4.10%), 4/25/49(1)(3)	830	818,174
Series 2019-HQA4, Class B1, 4.574%, (1 mo. USD LIBOR + 2.95%), 11/25/49(1)(3)	2,769	2,648,304
Series 2020-HQA2, Class B1, 5.724%, (1 mo. USD LIBOR + 4.10%), 3/25/50(1)(3)	5,335	4,979,599
Series 2021-DNA3, Class M1, 1.676%, (30-day average SOFR + 0.75%), 10/25/33(1)(3)	2,241	2,212,085
Series 2022-DNA2, Class M1A, 2.226%, (30-day average SOFR + 1.30%), 2/25/42(1)(3)	6,471	6,335,842

Calvert
Short Duration Income Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C04, Class 1M2, 6.524%, (1 mo. USD LIBOR + 4.90%), 11/25/24(3)	$3,653	$ 3,777,580
Series 2018-R07, Class 1M2, 4.024%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(3)	1,030	1,028,315
Series 2019-R02, Class 1M2, 3.924%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(3)	432	433,592
Series 2019-R04, Class 2B1, 6.874%, (1 mo. USD LIBOR + 5.25%), 6/25/39(1)(3)	3,750	3,811,080
Series 2019-R05, Class 1B1, 5.724%, (1 mo. USD LIBOR + 4.10%), 7/25/39(1)(3)	3,045	2,983,007
Series 2019-R06, Class 2B1, 5.374%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(3)	12,305	11,670,798
Series 2019-R07, Class 1B1, 5.024%, (1 mo. USD LIBOR + 3.40%), 10/25/39(1)(3)	9,349	8,715,854
Series 2020-R02, Class 2B1, 4.624%, (1 mo. USD LIBOR + 3.00%), 1/25/40(1)(3)	6,160	5,526,702
Series 2021-R01, Class 1B2, 6.926%, (30-day average SOFR + 6.00%), 10/25/41(1)(3)	3,995	3,355,404
Home Re, Ltd.:
Series 2021-1, Class M1C, 3.924%, (1 mo. USD LIBOR + 2.30%), 7/25/33(1)(3)	3,645	3,465,032
Series 2021-1, Class M2, 4.474%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(3)	3,500	3,197,177
Oaktown Re VI, Ltd., Series 2021-1A, Class M1A, 2.576%, (30-day average SOFR + 1.65%), 10/25/33(1)(3)	3,073	3,072,062
Preston Ridge Partners Mortgage:
Series 2021-RPL1, Class A1, 1.319%, 7/25/51(1)	3,418	3,072,356
Series 2021-RPL2, Class A1, 1.455%, 10/25/51(1)(2)	2,060	1,921,226
RESIMAC Bastille Trust, Series 2018-1NCA, Class A1, 1.682%, (1 mo. USD LIBOR + 0.85%), 12/5/59(1)(3)	268	267,752
RESIMAC Premier Trust, Series 2020-1A, Class A1A, 2.17%, (1 mo. USD LIBOR + 1.05%), 2/7/52(1)(3)	2,271	2,261,096
Toorak Mortgage Corp., Ltd., Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(4)	4,246	4,218,845
Total Collateralized Mortgage Obligations (identified cost $110,628,823)		$105,563,676

Commercial Mortgage-Backed Securities — 8.1%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(2)	$10,820	$ 9,180,876
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(2)	6,285	5,271,630
BBCMS Mortgage Trust:
Series 2017-DELC, Class A, 2.174%, (1 mo. USD LIBOR + 0.85%), 8/15/36(1)(3)	16,617	16,293,084
Series 2017-DELC, Class D, 3.024%, (1 mo. USD LIBOR + 1.70%), 8/15/36(1)(3)	1,208	1,159,091
Security	Principal Amount (000's omitted)	Value
BBCMS Mortgage Trust: (continued)
Series 2017-DELC, Class E, 3.824%, (1 mo. USD LIBOR + 2.50%), 8/15/36(1)(3)	$4,213	$ 3,992,543
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 2.244%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(3)	20,023	19,688,511
Series 2019-XL, Class B, 2.404%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(3)	10,595	10,341,103
Series 2021-VOLT, Class B, 2.274%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(3)	10,284	9,684,459
Series 2021-VOLT, Class C, 2.424%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(3)	3,122	2,911,790
Series 2021-VOLT, Class D, 2.974%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(3)	9,323	8,743,350
CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class A, 2.424%, (1 mo. USD LIBOR + 1.10%), 7/15/30(1)(3)	698	697,552
Credit Suisse Mortgage Trust:
Series 2018-SITE, Class C, 4.941%, 4/15/36(1)(2)	5,000	4,786,865
Series 2022-CNTR, Class A, 5.223%, (1 mo. SOFR + 3.944%), 1/15/24(1)(3)	3,968	3,668,886
Extended Stay America Trust:
Series 2021-ESH, Class B, 2.705%, (1 mo. USD LIBOR + 1.38%), 7/15/38(1)(3)	3,376	3,281,017
Series 2021-ESH, Class C, 3.025%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(3)	6,111	5,925,574
Series 2021-ESH, Class D, 3.575%, (1 mo. USD LIBOR + 2.25%), 7/15/38(1)(3)	5,466	5,289,017
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M7, 3.324%, (1 mo. USD LIBOR + 1.70%), 10/15/49(1)(3)	20	19,713
Series 2019-01, Class M10, 4.874%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(3)	3,175	2,959,662
Series 2020-01, Class M7, 3.574%, (1 mo. USD LIBOR + 1.95%), 3/25/50(1)(3)	1,645	1,590,443
Series 2020-01, Class M10, 5.374%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(3)	3,545	3,198,748
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 2.474%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(3)	17,728	17,269,199
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	4,200	1,190,700
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(2)	1,920	342,720
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 2.024%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(3)(5)	9,028	8,943,348
Series 2017-CLS, Class B, 2.179%, (1 mo. USD LIBOR + 0.85%), 11/15/34(1)(3)(5)	5,940	5,870,315
Series 2017-CLS, Class C, 2.324%, (1 mo. USD LIBOR + 1.00%), 11/15/34(1)(3)(5)	5,755	5,673,917
Series 2017-CLS, Class E, 3.274%, (1 mo. USD LIBOR + 1.95%), 11/15/34(1)(3)(5)	6,427	6,261,755
Series 2019-BPR, Class A, 2.974%, (1 mo. USD LIBOR + 1.65%), 5/15/36(1)(3)(5)	13,004	12,561,282

Calvert
Short Duration Income Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
VMC Finance, LLC:
Series 2021-HT1, Class A, 3.262%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(3)	$23,865	$ 22,936,882
Series 2021-HT1, Class B, 6.112%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(3)	9,712	9,096,546
Total Commercial Mortgage-Backed Securities (identified cost $222,609,573)		$ 208,830,578

Convertible Bonds — 0.1%

Security	Principal Amount (000's omitted)	Value
Technology — 0.1%
ams-OSRAM AG, 0.875%, 9/28/22(6)	$2,600	$ 2,543,825
Total Convertible Bonds (identified cost $2,589,635)		$ 2,543,825

Corporate Bonds — 43.7%

Security	Principal Amount (000's omitted)	Value
Communications — 2.1%
AT&T, Inc., 2.30%, 6/1/27	$9,050	$ 8,267,697
CCO Holdings, LLC/CCO Holdings Capital Corp.:
5.00%, 2/1/28(1)	5,483	5,078,108
5.125%, 5/1/27(1)	10,390	9,839,226
Level 3 Financing, Inc., 4.25%, 7/1/28(1)	3,000	2,412,510
Nokia Oyj, 4.375%, 6/12/27	12,838	12,145,549
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	4,276	3,826,678
T-Mobile USA, Inc.:
2.05%, 2/15/28	3,100	2,694,327
2.25%, 2/15/26	8,197	7,391,671
2.625%, 4/15/26	3,770	3,428,325
		$55,084,091
Consumer, Cyclical — 4.9%
American Airlines Pass-Through Trust, 4.40%, 9/22/23	$450	$429,193
American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26(1)	12,287	11,332,300
Aptiv PLC/Aptiv Corp., 2.396%, 2/18/25	10,692	10,220,448
Bath & Body Works, Inc., 6.625%, 10/1/30(1)	9,136	7,914,882
Brunswick Corp., 0.85%, 8/18/24	7,728	7,147,823
Delta Air Lines, Inc./SkyMiles IP, Ltd.:
4.50%, 10/20/25(1)	8,526	8,292,481
4.75%, 10/20/28(1)	10,953	10,354,884
Security	Principal Amount (000's omitted)	Value
Consumer, Cyclical (continued)
Ferguson Finance PLC, 4.25%, 4/20/27(1)	$5,000	$ 4,866,354
Ford Motor Credit Co., LLC, 3.375%, 11/13/25	6,000	5,421,720
General Motors Financial Co., Inc.:
1.20%, 10/15/24	11,946	11,118,511
2.80%, (SOFR + 1.30%), 4/7/25(3)	5,092	4,965,724
4.30%, 4/6/29	7,632	7,011,315
Genuine Parts Co., 1.75%, 2/1/25	5,154	4,860,437
Hyatt Hotels Corp.:
1.80%, 10/1/24	6,319	5,977,927
2.55%, (SOFR + 1.05%), 10/1/23(3)	3,755	3,748,785
Lithia Motors, Inc., 4.625%, 12/15/27(1)	6,500	5,969,051
Magallanes, Inc.:
3.28%, (SOFR + 1.78%), 3/15/24(1)(3)	6,825	6,807,114
4.054%, 3/15/29(1)	7,000	6,416,889
Nordstrom, Inc., 2.30%, 4/8/24	3,428	3,279,876
		$126,135,714
Consumer, Non-cyclical — 3.1%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	$8,545	$7,720,853
4.25%, 11/1/29(1)	3,000	2,642,188
Avantor Funding, Inc., 4.625%, 7/15/28(1)	5,095	4,683,986
Block Financial, LLC, 3.875%, 8/15/30	3,743	3,370,001
Centene Corp.:
2.50%, 3/1/31	2,556	2,036,825
4.25%, 12/15/27	15,882	14,874,605
Coca-Cola Europacific Partners PLC:
0.80%, 5/3/24(1)	5,000	4,729,190
1.50%, 1/15/27(1)	9,377	8,327,626
CVS Pass-Through Trust, 6.036%, 12/10/28	1,002	1,028,889
Hikma Finance USA, LLC, 3.25%, 7/9/25(6)	7,304	6,942,598
Keurig Dr Pepper, Inc., 0.75%, 3/15/24	6,166	5,868,740
Kraft Heinz Foods Co., 3.875%, 5/15/27	15,000	14,519,238
Perrigo Finance Unlimited Co., 3.90%, 12/15/24	250	234,278
Smithfield Foods, Inc., 2.625%, 9/13/31(1)	4,498	3,556,837
		$80,535,854
Energy — 0.2%
NuStar Logistics, L.P., 5.75%, 10/1/25	$4,828	$4,521,470
TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)	1,000	907,620
		$5,429,090
Financial — 28.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/24	$4,203	$3,885,388

Calvert
Short Duration Income Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust: (continued)
1.75%, 10/29/24	$7,000	$ 6,464,595
1.75%, 1/30/26	3,000	2,625,621
4.125%, 7/3/23	6,055	5,997,056
4.50%, 9/15/23	5,591	5,567,787
4.625%, 10/15/27	3,019	2,844,887
6.50%, 7/15/25	2,768	2,836,189
Air Lease Corp., 2.875%, 1/15/26	6,823	6,274,020
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	10,514	9,656,951
American Assets Trust, L.P., 3.375%, 2/1/31	4,301	3,684,983
Ameriprise Financial, Inc., 3.00%, 4/2/25	4,382	4,283,048
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(7)	6,350	5,993,767
Banco Santander S.A.:
1.722% to 9/14/26, 9/14/27(7)	5,000	4,343,417
2.746%, 5/28/25	10,200	9,672,621
Bank of America Corp.:
1.197% to 10/24/25, 10/24/26(7)	6,362	5,701,998
1.319% to 6/19/25, 6/19/26(7)	24,600	22,394,511
1.53% to 12/6/24, 12/6/25(7)	11,500	10,712,844
1.658% to 3/11/26, 3/11/27(7)	7,000	6,285,280
1.734% to 7/22/26, 7/22/27(7)	13,829	12,316,309
2.55%, (SOFR + 1.05%), 2/4/28(3)	26,000	25,239,855
4.376% to 4/27/27, 4/27/28(7)(8)	9,700	9,558,196
Bank of Nova Scotia (The):
2.05%, (SOFR + 0.55%), 9/15/23(3)	8,000	7,959,229
2.40%, (SOFR + 0.90%), 4/11/25(3)	10,000	9,950,026
BBVA Bancomer S.A./Texas, 1.875%, 9/18/25(1)	6,660	6,047,746
BNP Paribas S.A.:
1.675% to 6/30/26, 6/30/27(1)(7)	8,425	7,436,214
4.375%, 9/28/25(1)	3,000	2,956,996
Capital One Financial Corp.:
3.273% to 3/1/29, 3/1/30(7)	4,755	4,212,199
3.75%, 7/28/26	14,222	13,616,871
4.927% to 5/10/27, 5/10/28(7)	9,085	9,005,024
CI Financial Corp., 3.20%, 12/17/30	3,788	2,965,763
Citigroup, Inc.:
1.281% to 11/3/24, 11/3/25(7)	1,897	1,762,836
2.17%, (SOFR + 0.67%), 5/1/25(3)	7,382	7,243,013
2.19%, (SOFR + 0.69%), 1/25/26(3)	7,222	6,979,280
2.78%, (SOFR + 1.28%), 2/24/28(3)	19,599	18,814,703
4.00% to 12/10/25(7)(9)	5,060	4,389,550
Credit Agricole S.A., 1.247% to 1/26/26, 1/26/27(1)(7)	10,700	9,436,580
Danske Bank A/S:
1.171% to 12/8/22, 12/8/23(1)(7)	8,500	8,388,599
Security	Principal Amount (000's omitted)	Value
Financial (continued)
Danske Bank A/S: (continued)
1.226%, 6/22/24(1)	$5,573	$ 5,247,880
1.621% to 9/11/25, 9/11/26(1)(7)	4,647	4,163,861
Discover Bank, 4.682% to 8/9/23, 8/9/28(7)	13,250	12,886,475
DNB Bank ASA, 1.535% to 5/25/26, 5/25/27(1)(7)	5,000	4,467,357
Enact Holdings, Inc., 6.50%, 8/15/25(1)	16,750	15,828,582
EPR Properties, 4.50%, 6/1/27	12,800	11,597,124
Extra Space Storage L.P., 3.90%, 4/1/29	2,650	2,484,205
GA Global Funding Trust:
2.25%, 1/6/27(1)	11,545	10,336,234
2.86%, (SOFR + 1.36%), 4/11/25(1)(3)	10,000	9,820,603
Goldman Sachs Group, Inc. (The):
1.948% to 10/21/26, 10/21/27(7)	13,967	12,370,577
2.08%, (SOFR + 0.58%), 3/8/24(3)	14,197	13,968,912
2.20%, (SOFR + 0.70%), 1/24/25(3)	10,000	9,775,917
2.64% to 2/24/27, 2/24/28(7)	20,500	18,620,375
2.89%, (SOFR + 1.39%), 3/15/24(3)	9,800	9,817,345
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	13,807	11,909,849
6.00%, 4/15/25(1)	5,066	4,859,940
HSBC Holdings PLC:
0.732% to 8/17/23, 8/17/24(7)	7,824	7,505,345
2.251% to 11/22/26, 11/22/27(7)	6,414	5,719,559
4.755% to 6/9/27, 6/9/28(7)	1,796	1,747,595
ING Groep NV, 1.726% to 4/1/26, 4/1/27(7)	5,000	4,472,627
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	4,394	3,603,080
5.00%, 7/15/28(1)	7,646	6,786,183
JPMorgan Chase & Co.:
1.04% to 2/4/26, 2/4/27(7)	25,000	22,151,063
1.47% to 9/22/26, 9/22/27(7)	11,468	10,066,207
1.578% to 4/22/26, 4/22/27(7)	9,000	8,024,055
2.68%, (SOFR + 1.18%), 2/24/28(3)	27,000	25,974,393
2.82%, (SOFR + 1.32%), 4/26/26(3)	11,862	11,680,490
Lloyds Banking Group PLC:
0.695% to 5/11/23, 5/11/24(7)	4,000	3,884,211
2.438% to 2/5/25, 2/5/26(7)	4,905	4,645,532
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(7)	3,117	2,474,939
3.624%, 6/3/30(1)	3,984	3,478,457
Macquarie Group, Ltd., 1.201% to 10/14/24, 10/14/25(1)(7)	5,000	4,639,848
Nationwide Building Society, 0.55%, 1/22/24(1)	8,809	8,372,865
Newmark Group, Inc., 6.125%, 11/15/23	14,113	14,084,664
OneMain Finance Corp.:
3.50%, 1/15/27	7,159	5,737,330

Calvert
Short Duration Income Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
OneMain Finance Corp.: (continued)
5.625%, 3/15/23	$4,199	$ 4,151,098
7.125%, 3/15/26	1,938	1,795,693
Radian Group, Inc.:
4.875%, 3/15/27	5,550	4,982,380
6.625%, 3/15/25	5,610	5,487,085
Rocket Mortgage, LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/26(1)	7,000	5,804,610
Santander UK Group Holdings PLC, 1.532% to 8/21/25, 8/21/26(7)	5,400	4,842,111
Societe Generale S.A., 1.488% to 12/14/25, 12/14/26(1)(7)	13,600	12,016,733
Standard Chartered PLC:
1.214% to 3/23/24, 3/23/25(1)(7)	1,970	1,858,668
1.456% to 1/14/26, 1/14/27(1)(7)	3,503	3,093,366
1.822% to 11/23/24, 11/23/25(1)(7)	6,397	5,929,013
Sun Communities Operating, L.P., 2.30%, 11/1/28	2,227	1,906,969
Swedbank AB, 2.41%, (SOFR + 0.91%), 4/4/25(1)(3)	13,000	12,909,519
Synovus Bank/Columbus, GA, 4.00% to 10/29/25, 10/29/30(7)	2,946	2,858,870
Synovus Financial Corp., 3.125%, 11/1/22	5,545	5,537,991
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(7)	3,909	3,602,693
Toronto-Dominion Bank (The), 2.09%, (SOFR + 0.59%), 9/10/26(3)	8,128	7,906,755
Truist Financial Corp., 1.125%, 8/3/27	8,238	7,054,927
UBS AG, 1.25%, 6/1/26(1)	5,143	4,575,621
UBS Group AG:
1.494% to 8/10/26, 8/10/27(1)(7)	10,000	8,757,840
4.488% to 5/12/25, 5/12/26(1)(7)	3,271	3,263,006
UniCredit SpA, 2.569% to 9/22/25, 9/22/26(1)(7)	8,524	7,634,305
Wells Fargo & Co., 2.82%, (SOFR + 1.32%), 4/25/26(3)	15,000	14,752,301
		$731,429,185
Industrial — 1.6%
Jabil, Inc., 3.00%, 1/15/31	$13,955	$11,734,078
SMBC Aviation Capital Finance DAC, 3.55%, 4/15/24(1)	3,800	3,700,383
SYNNEX Corp.:
1.25%, 8/9/24(1)	6,500	6,071,469
1.75%, 8/9/26(1)	8,000	7,058,481
Teledyne Technologics, Inc., 0.95%, 4/1/24	14,000	13,247,502
		$41,811,913
Technology — 1.7%
DXC Technology Co.:
1.80%, 9/15/26	$13,250	$11,916,880
2.375%, 9/15/28	2,577	2,220,053
HP, Inc., 4.00%, 4/15/29	4,550	4,266,894
Security	Principal Amount (000's omitted)	Value
Technology (continued)
Kyndryl Holdings, Inc.:
2.05%, 10/15/26(1)	$6,088	$ 5,129,279
2.70%, 10/15/28(1)	12,332	9,833,506
Seagate HDD Cayman:
3.125%, 7/15/29	2,000	1,572,179
3.375%, 7/15/31	5,000	3,895,375
4.091%, 6/1/29	5,594	4,821,357
		$ 43,655,523
Utilities — 1.7%
AES Corp. (The):
1.375%, 1/15/26	$7,000	$6,181,778
2.45%, 1/15/31	4,889	3,936,980
Avangrid, Inc., 3.15%, 12/1/24	7,692	7,519,237
Enel Finance International N.V., 1.375%, 7/12/26(1)	14,665	12,886,162
NextEra Energy Operating Partners, L.P.:
4.25%, 7/15/24(1)	2,281	2,185,882
4.25%, 9/15/24(1)	779	746,784
4.50%, 9/15/27(1)	6,129	5,687,281
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	3,663	3,193,642
		$42,337,746
Total Corporate Bonds (identified cost $1,223,944,553)		$1,126,419,116

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(10)(11)	$4,000	$ 3,710,560
Total High Social Impact Investments (identified cost $4,000,000)		$ 3,710,560

Preferred Stocks — 0.1%

Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.0%(12)
AGNC Investment Corp., Series C, 7.00% to 10/15/22(7)	20,000	$ 448,400
		$ 448,400

Calvert
Short Duration Income Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Wireless Telecommunication Services — 0.1%
United States Cellular Corp., 5.50%	93,200	$ 1,730,724
		$ 1,730,724
Total Preferred Stocks (identified cost $2,829,000)		$ 2,179,124

Senior Floating-Rate Loans(13) — 3.4%

Borrower/Description	Principal Amount (000's omitted)	Value
Airlines — 0.2%
SkyMiles IP, Ltd., Term Loan, 4.813%, (3 mo. USD LIBOR + 3.75%), 10/20/27	$5,750	$ 5,703,281
		$ 5,703,281
Auto Components — 0.2%
Clarios Global, L.P., Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 4/30/26	$5,086	$ 4,743,060
		$ 4,743,060
Automobiles — 0.0%(12)
Bombardier Recreational Products, Inc., Term Loan, 3.666%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$734	$ 678,877
		$ 678,877
Construction & Engineering — 0.2%
APi Group DE, Inc., Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 1/3/29	$5,672	$5,455,227
		$5,455,227
Diversified Telecommunication Services — 1.0%
CenturyLink, Inc., Term Loan, 3.916%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$6,620	$6,099,939
Level 3 Financing, Inc., Term Loan, 3.416%, (1 mo. USD LIBOR + 1.75%), 3/1/27	776	720,898
UPC Financing Partnership, Term Loan, 4.324%, (1 mo. USD LIBOR + 3.00%), 1/31/29	6,775	6,430,607
Virgin Media Bristol, LLC, Term Loan, 4.574%, (1 mo. USD LIBOR + 3.25%), 1/31/29	6,800	6,519,500
Ziggo Financing Partnership, Term Loan, 3.824%, (1 mo. USD LIBOR + 2.50%), 4/30/28	4,872	4,552,275
		$24,323,219
Health Care Technology — 0.1%
Change Healthcare Holdings, LLC, Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 3/1/24	$2,292	$2,235,126
		$2,235,126
Borrower/Description	Principal Amount (000's omitted)	Value
IT Services — 0.4%
Asurion, LLC:
Term Loan, 4.791%, (1 mo. USD LIBOR + 3.125%), 11/3/23	$3,005	$ 2,889,562
Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 12/23/26	1,733	1,576,493
Informatica, LLC, Term Loan, 4.438%, (1 mo. USD LIBOR + 2.75%), 10/27/28	5,960	5,673,234
		$ 10,139,289
Real Estate Management & Development — 0.3%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$6,693	$ 6,310,552
		$ 6,310,552
Software — 0.8%
Banff Merger Sub, Inc., Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 10/2/25	$5,710	$5,321,966
Hyland Software, Inc., Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 7/1/24	3,500	3,390,625
Seattle Spinco, Inc., Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 6/21/24	1,032	984,258
Ultimate Software Group, Inc. (The), Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 5/4/26	5,650	5,341,271
VS Buyer, LLC, Term Loan, 4.666%, (1 mo. USD LIBOR + 3.00%), 2/28/27	5,718	5,422,628
		$20,460,748
Specialty Retail — 0.2%
Petsmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	$6,484	$6,112,880
		$6,112,880
Total Senior Floating-Rate Loans (identified cost $91,054,024)		$86,162,259

Taxable Municipal Obligations — 0.6%

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.4%
California Health Facilities Financing Authority, (No Place Like Home Program):
1.97%, 6/1/23	$2,000	$ 1,978,580
2.02%, 6/1/24	2,500	2,432,850
2.211%, 6/1/25	4,450	4,278,319
		$ 8,689,749

Calvert
Short Duration Income Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer — 0.2%
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 1.597%, 9/1/25	$2,350	$ 2,218,635
San Diego County Water Authority, CA, Green Bonds, Series A, 0.743%, 5/1/25	1,500	1,390,710
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds:
1.949%, 11/1/22	675	674,217
1.982%, 11/1/23	700	689,493
2.082%, 11/1/24	500	485,535
		$ 5,458,590
Total Taxable Municipal Obligations (identified cost $14,675,000)		$ 14,148,339

U.S. Government Agency Mortgage-Backed Securities — 1.0%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association, 4.50%, 30-Year, TBA(14)	$26,000	$ 26,099,535
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $26,239,688)		$ 26,099,535

U.S. Treasury Obligations — 11.8%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
0.25%, 3/15/24	$32,800	$ 31,322,719
0.375%, 4/30/25	74,500	69,152,588
0.50%, 3/31/25	110,050	102,722,648
0.75%, 12/31/23	3,270	3,163,917
0.875%, 11/15/30	1,025	865,684
1.00%, 12/15/24	3,751	3,572,783
1.125%, 1/15/25	1,767	1,685,414
1.50%, 2/29/24	5,500	5,370,879
1.625%, 5/31/23	23,000	22,737,656
1.793%, (3 mo. Treasury Bill Rate + 0.03%), 10/31/23(3)	4,000	4,010,074
2.625%, 5/31/27	20,000	19,624,219
3.00%, 6/30/24	20,000	20,011,719
3.25%, 6/30/27	20,000	20,196,875
Total U.S. Treasury Obligations (identified cost $311,189,136)		$304,437,175

Short-Term Investments — 6.2%
Affiliated Fund — 3.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(15)	94,509,094	$ 94,509,094
Total Affiliated Fund (identified cost $94,509,094)		$ 94,509,094
Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(16)	5,254,020	$ 5,254,020
Total Securities Lending Collateral (identified cost $5,254,020)		$ 5,254,020
U.S. Treasury Obligations — 2.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill:
0.00%, 7/5/22	$20,000	$ 19,998,079
0.00%, 7/12/22	20,000	19,994,164
0.00%, 7/14/22	20,000	19,992,343
Total U.S. Treasury Obligations (identified cost $59,984,339)		$ 59,984,586
Total Short-Term Investments (identified cost $159,747,453)		$ 159,747,700
Total Investments — 99.9% (identified cost $2,740,570,243)		$2,573,674,158
Other Assets, Less Liabilities — 0.1%		$ 1,932,931
Net Assets — 100.0%		$2,575,607,089

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2022, the aggregate value of these securities is $1,226,682,480 or 47.6% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2022.
(3)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2022.
(4)	Step coupon security. Interest rate represents the rate in effect at June 30, 2022.

Calvert
Short Duration Income Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

(5)	Represents an investment in an issuer that may be deemed to be an affiliate.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of these securities is $9,486,423 or 0.4% of the Fund's net assets.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	All or a portion of this security was on loan at June 30, 2022. The aggregate market value of securities on loan at June 30, 2022 was $5,125,952 and the total market value of the collateral received by the Fund was $5,254,020, comprised of U.S. government and/or agencies securities.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	May be deemed to be an affiliated company.
(11)	Restricted security. Total market value of restricted securities amounts to $3,710,560, which represents 0.1% of the net assets of the Fund as of June 30, 2022.
(12)	Amount is less than 0.05%.
(13)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(14)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(15)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.
(16)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	794	Long	9/30/22	$166,752,407	$(597,664)
U.S. 5-Year Treasury Note	532	Long	9/30/22	59,717,000	1,025,463
U.S. 5-Year Treasury Note	(126)	Short	9/30/22	(14,143,500)	127,354
U.S. 10-Year Treasury Note	(642)	Short	9/21/22	(76,097,063)	876,769
U.S. Ultra 10-Year Treasury Note	(864)	Short	9/21/22	(110,052,000)	1,771,734
					$3,203,656
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$4,000,000

Calvert
Short Duration Income Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
USD	– United States Dollar
At June 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. The Fund enters into futures contracts to hedge against fluctuations in interest rates and to manage overall duration.
Affiliated Investments
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At June 30, 2022, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated issuers and funds was $137,530,271, which represents 5.3% of the Fund's net assets. Transactions in the Notes and affiliated issuers and funds by the Fund for the six months ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units/Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 2.024%, (1 mo. USD LIBOR + 0.70%), 11/15/34	$ 2,126,674	$ 6,894,075	$ —	$ —	$ (75,808)	$ 8,943,348	$ 50,473	$ 9,028,000
Series 2017-CLS, Class B, 2.179%, (1 mo. USD LIBOR + 0.85%), 11/15/34	5,942,149	—	—	—	(69,625)	5,870,315	51,910	5,940,000
Series 2017-CLS, Class C, 2.324%, (1 mo. USD LIBOR + 1.00%), 11/15/34	5,759,059	—	—	—	(84,853)	5,673,917	58,691	5,755,000
Series 2017-CLS, Class E, 3.274%, (1 mo. USD LIBOR + 1.95%), 11/15/34	—	6,421,978	—	—	(160,281)	6,261,755	88,206	6,427,000
Series 2019-BPR, Class A, 2.974%, (1 mo. USD LIBOR + 1.65%), 5/15/36	14,709,964	—	(1,827,379)	—	(320,898)	12,561,282	193,465	13,003,621
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	3,931,320	—	—	—	(220,760)	3,710,560	45,000	4,000,000
Short-Term Investments
Calvert Cash Reserves, LLC	29,671,063	570,072,970	(599,741,458)	392	(2,967)	—	18,307	—
Liquidity Fund, Institutional Class(2)	—	350,099,836	(255,590,742)	—	—	94,509,094	125,986	94,509,094
Total				$392	$(935,192)	$137,530,271	$632,038

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Calvert
Short Duration Income Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$533,832,271	$ —	$533,832,271
Collateralized Mortgage Obligations	—	105,563,676	—	105,563,676
Commercial Mortgage-Backed Securities	—	208,830,578	—	208,830,578
Convertible Bonds	—	2,543,825	—	2,543,825
Corporate Bonds	—	1,126,419,116	—	1,126,419,116
High Social Impact Investments	—	3,710,560	—	3,710,560
Preferred Stocks	2,179,124	—	—	2,179,124
Senior Floating-Rate Loans	—	86,162,259	—	86,162,259
Taxable Municipal Obligations	—	14,148,339	—	14,148,339
U.S. Government Agency Mortgage-Backed Securities	—	26,099,535	—	26,099,535
U.S. Treasury Obligations	—	304,437,175	—	304,437,175
Short-Term Investments:
Affiliated Fund	94,509,094	—	—	94,509,094
Securities Lending Collateral	5,254,020	—	—	5,254,020
U.S. Treasury Obligations	—	59,984,586	—	59,984,586
Total Investments	$101,942,238	$2,471,731,920	$ —	$2,573,674,158
Futures Contracts	$3,801,320	$ —	$ —	$3,801,320
Total	$105,743,558	$2,471,731,920	$ —	$2,577,475,478
Liability Description
Futures Contracts	$(597,664)	$ —	$ —	$(597,664)
Total	$(597,664)	$ —	$ —	$(597,664)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.